Operating Leases	6 Months Ended
Jun. 30, 2022
Operating Leases
Operating Leases

4) Operating Leases

Revenues

The Partnership’s primary source of revenues is chartering its shuttle tankers to its customers. The Partnership uses two types of contracts, time charter contracts and bareboat charter contracts. The Partnership’s time-charter contracts include both a lease component, consisting of the bareboat element of the contract, and non-lease component, consisting of operation of the Vessel for the customers, which includes providing the crewing and other services related to the Vessel’s operations, the cost of which is included in the daily hire rate.

The following table presents the Partnership’s revenues by time charter and bareboat charters and other revenues for the three and six months ended June 30, 2022 and 2021:

	Three Months Ended June 30,		Six Months Ended June 30,
(U.S. Dollars in thousands)	2022	2021	2022	2021
Time charter revenues (service element included)	$52,324	$55,264	$106,170	$109,733
Bareboat revenues	11,463	11,249	22,805	22,378
Other revenues (loss of hire insurance recoveries and other income)	172	4,424	180	10,307
Total revenues	$63,959	$70,937	$129,155	$142,418

As of June 30, 2022, the minimum contractual future revenues to be received from time charters and bareboat charters during the next five years and thereafter are as follows (including service element of the time charter, but excluding unexercised customer option periods):

(U.S. Dollars in thousands)
2022 (excluding the six months ended June 30, 2022)	$93,758
2023	99,530
2024	106,541
2025	115,272
2026	52,405
2027 and thereafter	15,034
Total	$482,540

The minimum contractual future revenues should not be construed to reflect total charter hire revenues for any of the years. Minimum contractual future revenues are calculated based on certain assumptions such as operating days per year. In addition, minimum contractual future revenues presented in the table above have not been reduced by estimated off-hire time for periodic maintenance. The amounts may vary given unscheduled future events such as vessel maintenance.

The Partnership’s fleet as of June 30, 2022 consisted of:

●	the Fortaleza Knutsen, a shuttle tanker built in 2011 that is currently operating under a bareboat charter that expires in March 2023 with Fronape International Company, a subsidiary of Petrobras Transporte S.A. (“Transpetro”);
●	the Recife Knutsen, a shuttle tanker built in 2011 that is currently operating under a bareboat charter that expires in August 2023 with Transpetro;
●	the Bodil Knutsen, a shuttle tanker built in 2011 that is currently operating under a rolling time charter contract with Knutsen Shuttle Tankers Pool AS, a subsidiary of KNOT, which currently expires in September 2022, with options for KNOT to extend until June 2023. The vessel will commence on a new time charter contract with Equinor in the fourth quarter of 2023 or the first quarter of 2024. The new charter is for a fixed period, at the charterer’s option, of either one year or two years with options for the charterer to extend the charter, in either case, by two further one-year periods;

●	the Windsor Knutsen, a conventional oil tanker built in 2007 and retrofitted to a shuttle tanker in 2011. The Partnership has agreed the commercial terms for a new time charter contract for the Windsor Knutsen with a major oil company to commence in or around January 2023 for a fixed period of one year with a charterer’s option to extend the charter by one further year. Until commencement of this new contract the vessel will seek further short-term employment. The vessel will then enter into a new time charter contract with Equinor, to commence in the fourth quarter of 2024 or the first quarter of 2025 for a fixed period, at the charterer’s option, of either one year or two years, with options for the charterer to extend the charter, in either case, by two further one-year periods;
●	the Carmen Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter that expires in January 2023, with Repsol Sinopec Brasil, B.V. a subsidiary of Repsol Sinopec Brasil, S.A. (“Repsol”), with charterer’s options to extend until January 2026;
●	the Hilda Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter with Eni Trading and Shipping S.p.A. (“ENI”). The charterer has notified the Partnership of its intention to redeliver the vessel and, as a consequence, the vessel is currently expected to be returned to the Partnership in or around September 2022. The Partnership is now marketing the vessel for new employment;
●	the Torill Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter that expires in November 2022 with ENI, with charterer’s options to extend until November 2024;
●	the Dan Cisne, a shuttle tanker built in 2011 that is currently operating under a bareboat charter that expires in September 2023 with Transpetro;
●	the Dan Sabia, a shuttle tanker built in 2012 that is currently operating under a bareboat charter that expires in January 2024 with Transpetro;
●	the Ingrid Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter with Vår Energi Marine AS, a Norwegian subsidiary of Vår Energi AS. The charterer will redeliver the vessel in around November 2022. The vessel will be open for employment until January 2024 when the vessel will commence on a three year fixed time charter contract with ENI, with the charterer having options to extend the charter by up to three further years;
●	the Raquel Knutsen, a shuttle tanker built in 2015 that is currently operating under a time charter that expires in June 2025 with Repsol, with charterer’s options to extend until June 2030;
●	the Tordis Knutsen, a shuttle tanker built in 2016. The Partnership has agreed the commercial terms for a new time charter contract for the vessel with a subsidiary of the French oil major TotalEnergies to commence in September 2022 for a fixed period of three months, with charterer’s options to extend the charter by up to nine further months. The vessel will commence operating under a three-year time charter contract with Shell in 2023;
●	the Vigdis Knutsen, a shuttle tanker built in 2017 is currently operating under a time charter with PetroChina which expires in September 2023, with charterer’s option to extend by six further months. The vessel will commence operating under a new three-year time charter contract with Shell in 2023;
●	the Lena Knutsen, a shuttle tanker built in 2017 that is currently operating under a time charter with a subsidiary of TotalEnergies for a fixed period of six months with charterer’s options to extend the charter by up to six further months. The vessel will commence operating under a new three-year time charter contract with Shell in 2023;
●	the Brasil Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter that expires in September 2022 with Galp Sinopec Brazil Services B.V. (“Galp”). The Partnership is currently negotiating a new proposed one-year time charter contract, with options to extend, with an oil major, to commence in or around September 2022;
●	the Anna Knutsen, a shuttle tanker built in 2017 that is currently operating under a time charter that expires in April 2024 with a wholly owned subsidiary of TotalEnergies with charterer’s options to extend the time charter by up to three further one-year periods; and
●	the Tove Knutsen, a shuttle tanker built in 2020 that is currently operating under a time charter that expires in October 2027 with Equinor, with charterer’s options to extend until October 2040.

Lease obligations

The Partnership does not have any material leased assets but has some leased equipment on operational leases on the various ships operating on time charter contracts. As of June 30, 2022, the right-of-use asset and lease liability for operating leases was $2.4 million and these are presented as separate line items on the balance sheets. The operating lease cost and corresponding cash flow effect for the three and six months ended June 30, 2022, was $0.2 million and $0.4 million respectively. As of June 30, 2022, the weighted average discount rate for the operating leases was 2.3% and was determined using the expected incremental borrowing rate for a loan facility of similar term. As of June 30, 2022, the weighted average remaining lease terms are 3.6 years.

A maturity analysis of the Partnership’s lease liabilities from leased-in equipment as of June 30, 2022 is as follows:

(U.S. Dollars in thousands)
2022 (excluding the six months ended June 30, 2022)	352
2023	$703
2024	703
2025	703
2026	59
2027 and thereafter	—
Total	$2,520
Less imputed interest	101
Carrying value of operating lease liabilities	$2,419